Financial assets held for trading - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets held for trading
Financial assets held for trading	€ 6,301	€ 5,502
Financial assets held for trading
Financial assets held for trading
Fair value	6,301
Individual amount limit to be included in other related parties	50
Financial assets held for trading | Level 1
Financial assets held for trading
Fair value	5,749
Financial assets held for trading | Level 2
Financial assets held for trading
Fair value	552
Securities lending
Financial assets held for trading
Financial assets held for trading	€ 1,398	€ 1,361